CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 30,763	$ 15,219
Short-term and restricted bank deposits	9,101	10,330
Short-term marketable securities and accrued interest	15,706	7,966
Trade receivables (net of allowance for doubtful accounts of $ 2,146 and $ 2,347 at December 31, 2012 and 2013, respectively)	26,431	24,198
Other receivables and prepaid expenses	3,922	5,653
Deferred income tax assets, net	2,277	1,621
Inventories	13,811	16,797
Total current assets	102,011	81,784
LONG-TERM ASSETS:
Long-term and restricted bank deposits and accrued interest	6,697	9,251
Long-term marketable securities	0	15,762
Investment in an affiliated company	0	1,084
Deferred income tax assets, net	4,855	3,565
Severance pay funds	19,549	15,772
Total long-term assets	31,101	45,434
PROPERTY AND EQUIPMENT, NET	3,191	3,619
INTANGIBLE ASSETS, NET	4,252	2,857
GOODWILL	33,749	32,095
Total assets	174,304	165,789
CURRENT LIABILITIES:
Short-term bank loan and current maturities of long-term bank loans	4,686	8,436
Trade payables	7,215	6,817
Senior convertible notes	353	0
Other payables and accrued expenses	17,958	15,062
Deferred revenues	6,940	4,871
Total current liabilities	37,152	35,186
LONG-TERM LIABILITIES:
Accrued severance pay	19,845	16,284
Senior convertible notes	0	353
Long-term banks loans	9,791	14,477
Deferred revenues and other liabilities	2,707	1,192
Total long-term liabilities	32,343	32,306
COMMITMENTS AND CONTINGENT LIABILITIES
EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares at December 31, 2012 and 2013; Issued: 49,332,510 shares at and 50,090,696 shares at December 31, 2012 and 2013, respectively; Outstanding: 37,975,803 shares and 38,733,989 shares at December 31, 2012 and 2013, respectively	114	112
Additional paid-in capital	201,248	197,653
Treasury stock at cost- 11,356,707 shares as of December 31, 2012 and 2013	(35,768)	(35,768)
Accumulated other comprehensive income	0	1,303
Accumulated deficit	(60,785)	(65,003)
Total equity	104,809	98,297
Total liabilities and equity	$ 174,304	$ 165,789